Subsequent Events (Details 1)	12 Months Ended
Dec. 31, 2020 USD ($)
Payment Two [Member]
Subsequent Events (Details) - Schedule of agrees to pay milestone payments [Line Items]
Payment	$ 100,000
Milestone	Dosing of first patient in a Phase 1 Clinical Trial of a Licensed Product
Payment Three [Member]
Subsequent Events (Details) - Schedule of agrees to pay milestone payments [Line Items]
Payment	$ 250,000
Milestone	Dosing of first patient in a Phase 2 Clinical Trial of a Licensed Product
Payment Four [Member]
Subsequent Events (Details) - Schedule of agrees to pay milestone payments [Line Items]
Payment	$ 500,000
Milestone	Receipt of New Drug Application ("NDA") (or foreign equivalent) approval for a Licensed Product
Payment Five [Member]
Subsequent Events (Details) - Schedule of agrees to pay milestone payments [Line Items]
Payment	$ 1,000,000
Milestone	Achievement of First Commercial Sale of Licensed Product
Payment One [Member]
Subsequent Events (Details) - Schedule of agrees to pay milestone payments [Line Items]
Payment	$ 50,000
Milestone	Filing of an Investigational New Drug (or any foreign equivalent) for a Licensed Product